Shareholders' Equity and Redeemable Non-controlling Interests, Ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares outstanding: [Abstract]
Beginning balance (in shares)	329,536,389
Purchase of ordinary shares (in shares)	(4,397,754)	(5,163,334)	(50,685)
Ending balance (in shares)	325,723,567	329,536,389
Ordinary shares [Member]
Ordinary shares outstanding: [Abstract]
Beginning balance (in shares)	329,536,389	334,015,220	333,476,883
Share-based compensation (in shares)	291,104	468,131	263,786
Employee stock purchase plan (in shares)	293,828	216,372	325,236
Purchase of ordinary shares (in shares)	(4,397,754)	(5,163,334)	(50,685)
Ending balance (in shares)	325,723,567	329,536,389	334,015,220